Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - Net settled - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	£ 173	£ 338
Liabilities outflow/(inflow)	261	302
Interest Rate Swaps | Within One Year
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	127	296
Liabilities outflow/(inflow)	225	263
Interest Rate Swaps | Between One and Two Years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	25	26
Liabilities outflow/(inflow)	19	21
Interest Rate Swaps | Between Two and Three Years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	23	16
Liabilities outflow/(inflow)	11	£ 18
Interest Rate Swaps | Between Three and Four Years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	(2)
Liabilities outflow/(inflow)	11
Interest Rate Swaps | Between Four and Five Years
Disclosure of derivative financial instruments
Liabilities outflow/(inflow)	12
Interest Rate Swaps | Beyond Five Years
Disclosure of derivative financial instruments
Liabilities outflow/(inflow)	£ (17)